Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 62-1612879-001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 548,329,606	$ 502,412,421
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	254,120	260,532
EBP, Investment, Excluding Plan Interest in Master Trust, Fair and Contract Value	548,583,726	502,672,953
EBP, Note Receivable from Participant	5,606,581	5,414,172
EBP, Receivable	5,606,581	5,414,172
EBP, Net Asset Available for Benefit	554,190,307	508,087,125
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	548,329,606	502,412,421
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	254,120	260,532
EBP, Investment, Excluding Plan Interest in Master Trust, Fair and Contract Value	548,583,726	502,672,953
EBP, Note Receivable from Participant	5,606,581	5,414,172
EBP, Receivable	5,606,581	5,414,172
EBP, Net Asset Available for Benefit	$ 554,190,307	$ 508,087,125